Shareholder Report, Average Annual Return (Details)	12 Months Ended	37 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005429
Average Annual Return [Line Items]
Average Annual Return, Percent	26.42%		15.36%		13.73%
Without Sales Load [Member] | C000005430
Average Annual Return [Line Items]
Average Annual Return, Percent	25.94%		14.93%		13.36%
Without Sales Load [Member] | C000005431
Average Annual Return [Line Items]
Average Annual Return, Percent	25.49%		14.60%		13.03%
Without Sales Load [Member] | C000177207
Average Annual Return [Line Items]
Average Annual Return, Percent	26.56%		15.47%	15.73%
Without Sales Load [Member] | C000232530
Average Annual Return [Line Items]
Average Annual Return, Percent	27.02%	10.77%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	14.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	8.05%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	14.88%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	9.24%